Convertible notes at fair value - Schedule of Issuance of Convertible Notes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Feb. 17, 2020
July 2020 Notes
Bank borrowings
Principal amounts		$ 13,100,000
Convertible Notes | 2018 Notes
Bank borrowings
Issue date	Sep. 12, 2018
Maturity date	Sep. 12, 2023
Principal amounts	$ 30,000
Coupon rate	0.00%
Convertible Notes | November 2019 Notes
Bank borrowings
Issue date	Nov. 11, 2019
Maturity date	Nov. 11, 2022
Principal amounts	$ 20,000
Coupon rate	5.00%
Convertible Notes | December 2019 Notes
Bank borrowings
Issue date	Dec. 16, 2019
Maturity date	Dec. 16, 2022
Principal amounts	$ 10,000
Coupon rate	5.00%
Convertible Notes | January 2020 Notes
Bank borrowings
Issue date	Jan. 23, 2020
Maturity date	Sep. 12, 2023
Principal amounts	$ 3,450
Coupon rate	0.00%
Convertible Notes | July 2020 Notes
Bank borrowings
Issue date	Jul. 30, 2020
Maturity date	Sep. 12, 2023
Principal amounts	$ 13,100
Coupon rate	0.00%